Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings
6.	Borrowings

Convertible Notes

In November 2011, the Company issued a $3.0 million mandatorily convertible note payable to Devon Park Bioventures, L.P. (Devon Park), with $2.5 million received at closing and $0.5 million received in December 2011. At the same time, the Company issued identical notes payable to 18 other investors and received an additional $1.3 million. One investor immediately converted its $175,000 note into 47,064 shares of Series B Redeemable Preferred Stock. In July 2012, the Company issued an additional identical $1.0 million note payable to Devon Park. The notes were payable at the earlier of (i) the sale of the Company or (ii) the liquidation of the Company and bore interest at the rate of 8.0% simple interest per annum, to be accrued but not payable unless and until the principal was repaid. The notes also included a requirement for mandatory conversion, upon the closing of a future equity financing of at least $15.0 million from new investors, into either Series B Redeemable Preferred Stock or the new equity security issued in the financing transaction. Upon the conversion of the notes, the noteholders were entitled to receive warrants exercisable for shares of the same security into which the notes were converted, at an amount equal to 25% of the shares received upon conversion. In October 2012, the Company consummated its Series C redeemable preferred equity offering, which triggered the mandatory conversion of the notes payable. The notes, plus accrued interest of $0.3 million, were converted into 1,463,937 shares of Series B Redeemable Preferred Stock. At the same time, the Company issued warrants exercisable for 365,986 shares of Series B Redeemable Preferred Stock.

The contingent repayment feature of the notes was determined to be an embedded derivative to be accounted for separately from the notes payable and subsequently marked to market. Given the unlikelihood of the events requiring repayment, the value of the repayment feature was determined to be inconsequential. The right to receive the warrants was accounted for as warrants issued at the date the notes were issued. The fair value of these warrants was recorded separately from the value of the notes, and the warrants are classified as a liability and are being marked to market each period (see Note 7). The warrants to be received by the note holders upon conversion of the notes into preferred stock resulted in a beneficial conversion feature associated with the notes payable of $1.0 million on the notes issued in November 2011 and $0.3 million on the additional note issued in 2012.

In connection with the convertible note transactions, the Company received gross proceeds of $5.3 million, which were offset by issuance costs for legal and banking services of $0.5 million. Warrants were also issued to bankers totaling $0.1 million for services provided relating to the convertible note transactions, which were recorded as deferred debt issuance costs, similar to the other legal and banking services paid for in cash. These costs were amortized over the period the notes were outstanding. The fair value of the warrants issued to the noteholders of $1.1 million and the beneficial conversion feature relating to the notes, including accrued interest, of $1.3 million were recorded as discounts to the notes and accreted through interest expense in 2011 and 2012. Amortization of the deferred financing costs and accretion of the discount on the notes to the date the notes were converted, including the effect of the beneficial conversion feature noted above, resulted in a charge recognized in interest expense of $1.8 million for the year ended December 31, 2012 ($0 for each of the years ended December 31, 2014 and 2013).

Credit Facility

In July 2014, we entered into a Credit and Security Agreement (Credit Agreement) with MidCap Financial SBIC, LP (MidCap) for a $20 million credit facility, secured by all of our assets, with a negative pledge against our intellectual property. The credit facility is structured in two $10 million tranches, with the first tranche drawn at closing and the second tranche to be drawn after we provide evidence to MidCap of positive primary endpoint results from our ZS004 clinical study, which has occurred, but before its expiration on October 31, 2014. Notes issued under the terms of the Credit Agreement will bear interest at the rate of 7.5% per annum, payable monthly, have principal payable in 36 monthly installments commencing on January 1, 2016 and are subject to a $50,000 fee payable to MidCap upon closing. On January 1, 2019, the maturity date of the notes, we will owe MidCap an exit fee equal to 6.5% of the amount of notes funded under the Credit Agreement. We issued a note payable to MidCap in the amount of $10 million for the first tranche on July 14, 2014. The 6.5% exit fee is being recognized as additional interest expense over the term of the note.

In September 2014, we entered into the First Amendment to Credit and Security Agreement, which extended the second tranche commitment termination date from October 31, 2014 to March 31, 2015. Also in September 2014, MidCap assigned $2.5 million of the credit facility to Silicon Valley Bank (SVB).

The estimated fair value of the MidCap debt is $10.1 million. The fair value was estimated based upon management’s use of an income approach utilizing a present value technique (Level 3 measurement).